Pension and Other Benefit Plans - 401(k) Savings Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liberty 401(k) Plan
Pension and Other Benefit Plans
Contributions	$ 2.2	$ 2.2